Stock-Based Compensation - Schedule of Range of Exercise Prices of Outstanding Share Options (Detail)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number of options, Options outstanding	24,000,000	21,000,000	23,000,000
Weighted average exercise price, Options outstanding	$ 21.74	$ 20.91	$ 20.29
Weighted average remaining contractual life (in years)	6 years 21 days
Number of options, Options exercisable	6,000,000	5,000,000
Weighted average exercise price, Options exercisable	$ 19.52	$ 17.56
Weighted average remaining contractual life (in years), Options exercisable	2.84
$12.64 - $20.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number of options, Options outstanding	6,000,000
Weighted average exercise price, Options outstanding	$ 16.77
Weighted average remaining contractual life (in years)	3 years 9 months
Number of options, Options exercisable	2,000,000
Weighted average exercise price, Options exercisable	$ 15.32
Weighted average remaining contractual life (in years), Options exercisable	1.27
$21.00 - $24.83 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number of options, Options outstanding	18,000,000
Weighted average exercise price, Options outstanding	$ 23.53
Weighted average remaining contractual life (in years)	6 years 10 months 24 days
Number of options, Options exercisable	4,000,000
Weighted average exercise price, Options exercisable	$ 21.85
Weighted average remaining contractual life (in years), Options exercisable	3.72